CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	6 Months Ended
Dec. 31, 2023
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of parent company balance sheets

	June 30,	December 31,	December 31,
	2023	2023	2023
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
ASSETS
Cash	¥236,146,589	¥34,657,271	$4,881,375
Short-term investments	—	115,950,650	16,331,307
Due from intercompany*	291,525,426	356,442,080	50,203,817
Other current assets	80,036,017	52,568,829	7,404,165
Total Current Assets	607,708,032	559,618,830	78,820,664

Investment in subsidiaries and VIEs	(122,920,490)	(122,676,150)	(17,278,574)
Total Assets	¥484,787,542	¥436,942,680	$61,542,090

LIABILITIES AND SHAREHOLDERS’ EQUITY
Other current liabilities	3,964,912	1,448,570	204,027
Warrant liability - current		8,519,880	1,200,000
Total Current Liabilities	3,964,912	9,968,450	1,404,027

Warrant liability - non-current	31,615,668	993,986	140,000
Total Liabilities	¥35,580,580	¥10,962,436	$1,544,027

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A ordinary shares, $0.0001 U.S. dollar par value, 500,000,000 shares authorized; 2,306,295 shares and 2,371,573 shares issued and outstanding as of June 30, 2023 and December 31, 2023, respectively**	26,932	27,791	3,914
Class B ordinary shares, $0.0001 U.S. dollar par value, 80,000,000 shares authorized; 7,100,000 shares and 7,100,000 shares issued and outstanding as of June 30, 2023 and December 31, 2023, respectively**	4,693	4,693	661
Additional paid-in capital**	580,340,061	584,275,905	82,293,540
Accumulated deficit	(166,291,897)	(188,845,919)	(26,598,391)
Accumulated other comprehensive income	35,127,173	30,517,774	4,298,339
Total Shareholders’ Equity	449,206,962	425,980,244	59,998,063

Total Liabilities and Shareholders’ Equity	¥484,787,542	¥436,942,680	$61,542,090
*	Due from intercompany are eliminated upon consolidation.
**	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024 and change in capital structure on March 29, 2024.

Schedule of parent company statements of operations and comprehensive income (loss)

	For the six months ended December 31,
	2022	2023	2023
	RMB	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	¥—	¥—	$—
Cost of revenues	—	—	—
Gross profit	—	—	—

General and administrative expenses	16,054,522	11,698,953	1,647,763
Provision for credit losses	—	—	—
Loss from operations	¥(16,054,522)	¥(11,698,953)	$(1,647,763)

Gain (loss) in fair value changes of warrants liability	(20,097,665)	(1,941,195)	(273,412)
Other income (expenses)	3,716,168	(960,280)	(135,253)
Equity in earnings of subsidiaries, VIEs and VIEs’ subsidiaries	2,559,601	(7,954,486)	(1,120,366)
Net loss	¥(29,876,418)	¥(22,554,914)	$(3,176,794)

FOREIGN CURRENCY TRANSLATION ADJUSTMENTS
Foreign currency translation adjustments related to investments in subsidiaries, VIEs and VIEs’ subsidiaries	9,663,701	(4,609,399)	(649,220)
Comprehensive loss attributable to the company	¥(20,212,717)	¥(27,164,313)	$(3,826,014)

Schedule of parent company statements of cash flows

	For the six months ended December 31,
	2022	2023	2023
	RMB	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Cash flows from operating activities:
Net loss	¥(29,876,418)	¥(22,554,914)	$(3,176,793)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Loss (gain) in fair value changes of warrants liability	20,097,665	10,461,075	1,473,412
Restricted shares issued for management and employees	1,796,417	2,866,560	403,747
Accrued interest income from loans to third parties	—	(3,088,457)	(435,000)
Accrued interest income from short-term investment	—	(2,352,250)	(331,307)
Restricted shares issued for services	4,304,857	1,070,144	150,727
Equity in earnings of subsidiaries and VIEs	(2,559,601)	7,954,486	1,120,366
Other current assets	(14,166,457)	7,289,074	1,026,645
Other current liabilities	(1,080,736)	(2,516,342)	(354,421)
Net cash used in operating activities	(21,484,273)	(870,624)	(122,624)

Cash flows from investing activities:
Repayments from loans to third parties	20,694,900	24,849,650	3,500,000
Payments made for loans to third parties	(48,288,100)	—	—
Payments for short-term investments	—	(113,598,400)	(16,000,000)
Due from intercompany, VIEs and VIEs’ subsidiaries	(80,522,546)	(64,916,652)	(9,143,319)
Net cash used in investing activities	(108,115,746)	(153,665,402)	(21,643,319)

Net cash used in financing activity:
Redemption of warrants	—	(31,866,604)	(4,488,317)
Net cash provided by financing activity	—	(31,866,604)	(4,488,317)

Effect of exchange rate fluctuation on cash	16,278,998	(15,086,688)	(2,124,916)

Net decrease in cash	(113,321,021)	(201,489,318)	(28,379,176)

CASH, beginning of period	296,838,959	236,146,589	33,260,551

CASH, end of period	¥183,517,938	¥34,657,271	$4,881,375